Fair Value Measurements - Summary Of Assets And Liabilities That Are Measured Or Disclosed At Fair Value On a Recurring Basis (Detail) - Short-term Investments - Fair Value, Recurring - CNY (¥)
¥ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Assets:
Short-term investments	¥ 884,996	¥ 536,401
Significant other observable inputs (Level 2)
Assets:
Short-term investments	¥ 884,996	¥ 536,401